UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ALPHAONE
CAPITAL PARTNERS

AlphaOne Micro Cap Equity Fund

Semi-Annual Report

April 30, 2015

Investments Adviser:
AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015 (Unaudited)

Sector Weightings*

* Percentages based on total investments. Includes investments held as collateral for securities held on loan (see Note 8).

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%†
	Shares	Value

CONSUMER DISCRETIONARY — 6.6%
Del Frisco’s Restaurant Group*	100,029	$2,017,585
Francesca’s Holdings*	152,340	2,579,116
Kirkland’s*	101,319	2,405,313
Red Robin Gourmet Burgers*	27,921	2,096,588

		9,098,602

ENERGY — 6.5%
Callon Petroleum*	153,509	1,372,371
Natural Gas Services Group*	80,551	2,041,968
Panhandle Oil and Gas, Cl A	78,038	1,779,266
RigNet*	46,481	1,741,178
RPC	124,692	1,983,850

		8,918,633

FINANCIAL SERVICES — 23.8%
Avenue Financial Holdings*	18,600	220,410
Banner	55,671	2,517,443
Bryn Mawr Bank	77,982	2,346,478
Columbia Banking System	84,530	2,510,541
CU Bancorp*	41,047	850,494
Enterprise Financial Services	118,631	2,435,495
Financial Institutions	103,046	2,426,733
Flushing Financial	78,107	1,496,530
Hanmi Financial, Cl Corp	105,630	2,247,807
Heritage Financial	122,728	2,074,103
National Commerce*	49,700	1,090,915
Pacific Continental	131,651	1,698,298
PacWest Bancorp	46,624	2,102,742
Park Sterling	277,813	1,861,347
Renasant	95,940	2,850,377
Sterling Bancorp	145,448	1,887,915
WSFS Financial	28,615	2,036,530

		32,654,158

	Shares	Value

HEALTH CARE — 21.1%
AMAG Pharmaceuticals*(B)	69,911	$3,563,364
Cambrex*	74,773	2,878,013
Cardiome Pharma*	332,084	2,766,259
HealthStream*	76,273	2,207,341
Invacare	157,859	3,168,230
National Research, Cl A	1,190	17,160
National Research, Cl B(B)	6,850	232,900
Natus Medical*	85,611	3,228,391
Supernus Pharmaceuticals*	345,961	4,428,301
US Physical Therapy	63,945	3,015,647
Vascular Solutions*	107,694	3,452,669

		28,958,275

PRODUCER DURABLES — 25.6%
Altra Industrial Motion	34,781	917,175
AZZ	46,232	2,144,703
Ceco Environmental	178,082	2,099,587
CRA International*	67,599	1,973,891
Exponent	19,308	1,710,882
Federal Signal	156,166	2,454,929
GP Strategies*	61,221	1,995,192
Great Lakes Dredge & Dock*	230,399	1,336,314
Hurco	63,017	2,039,230
Kadant	43,355	2,209,371
Knight Transportation	101,946	2,946,239
LB Foster, Cl A	37,038	1,582,634
Marten Transport	77,127	1,716,847
Multi-Color	33,180	2,083,040
NN	97,348	2,449,276
Old Dominion Freight Line*	36,414	2,590,128
On Assignment*	49,309	1,659,248
SP Plus*	49,962	1,137,135

		35,045,821

TECHNOLOGY — 12.8%
Ambarella*(B)	15,339	1,122,048
CalAmp*(B)	137,247	2,705,138
GSI Group*	163,977	2,177,615
GTT Communications*	174,506	3,186,480
Inphi*	69,100	1,482,195
Methode Electronics	43,607	1,851,553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value

TECHNOLOGY — continued
PDF Solutions*	103,765	$1,875,033
Virtusa*	77,079	3,067,744

		17,467,806

Total Common Stock (Cost $111,167,335)		132,143,295

CASH EQUIVALENT — 4.7%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $6,462,587)	6,462,587	6,462,587

REPURCHASE AGREEMENT — 2.4%
BNY Mellon (C) (D) 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $3,300,009 (collateralized by US Treasury Notes, par values $100 – $3,077,700, 0.07% – 9.88%, 11/15/15 – 06/30/19; US Treasury Bonds, par values $2,700 – $95,300, 7.5% – 9.875%, 11/15/2015 – 11/15/2016, with a total market value of $3,366,041) (Cost $3,300,000)	$3,300,000	3,300,000

Total Investments — 103.5% (Cost $120,929,922)		$141,905,882

Percentages are based on Net Assets of $137,171,306.
*		Non-income producing security.
†		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		The rate reported is the 7-day effective yield as of April 30, 2015.
(B)		This security or a portion of this security is on loan at April 30, 2015. (see Note 8). The total market value of securities on loan at April 30, 2015 was $3,490,070.
(C)		This security was purchased with cash collateral held from securities on loan (see Note 8).
(D)		Tri-Party Repurchase Agreement.
Cl	–	Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,143,295	$—	$ —	$132,143,295
Cash Equivalent	6,462,587	—	—	6,462,587
Repurchase Agreement	—	3,300,000	—	3,300,000

Total Investments in Securities	$138,605,882	$3,300,000	$ —	$141,905,882

For the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the six months ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value† (Cost $120,929,922)	$141,905,882
Receivable for Investment Securities Sold	508,964
Receivable for Capital Shares Sold	97,079
Dividends and Income Receivable	31,415
Prepaid Expenses	24,159

Total Assets	142,567,499

Liabilities:
Collateral held for Securities on Loan	3,300,000
Payable for Investment Securities Purchased	1,903,353
Payable due to Investment Adviser	99,759
Payable due to Administrator	12,669
Chief Compliance Officer Fees Payable	2,876
Payable due to Trustees	2,734
Payable for Distribution Fees — Investor Class	179
Other Accrued Expenses	74,623

Total Liabilities	5,396,193

Net Assets	$137,171,306

NET ASSETS CONSIST OF:
Paid-in Capital	$110,289,879
Accumulated Net Investment Loss	(953,984)
Accumulated Net Realized Gain on Investments	6,859,451
Net Unrealized Appreciation on Investments	20,975,960

Net Assets	$137,171,306

I Class Shares
Net Assets	$136,464,716
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,317,999

Net Asset Value, Offering and Redemption Price Per Share*	$12.06

Investor Class Shares
Net Assets	$706,590
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	59,120

Net Asset Value, Offering and Redemption Price Per Share*	$11.95

†	Includes market value of securities on loan of $3,490,070.
*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividends	$544,867
Income from securities lending	45,626

Total Investment Income	590,493

Expenses
Investment Advisory Fees	663,268
Administration Fees	72,959
Trustees’ Fees	5,913
Chief Compliance Officer Fees	4,236
Distribution Fees — Investor Class	833
Transfer Agent Fees	40,627
Legal Fees	18,465
Registration and Filing Fees	16,340
Printing Fees	12,145
Audit Fees	10,977
Custodian Fees	4,959
Other Expenses	5,846

Total Expenses	856,568

Less:
Recovery of Investment Advisory Fees Previously Waived(1)	86,133
Fees Paid Indirectly	(10)

Net Expenses	942,691

Net Investment Loss	(352,198)

Net Realized Gain on Investments	7,332,814
Net Change in Unrealized Appreciation on Investments	3,976,119

Net Realized and Unrealized Gain on Investments	11,308,933

Net Increase in Net Assets Resulting from Operations	$10,956,735

(1)	See Note 5 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Loss	$(352,198)	$(683,386)
Net Realized Gain on Investments	7,332,814	14,930,296
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,976,119	(8,434,479)

Net Increase in Net Assets Resulting from Operations	10,956,735	5,812,431

Dividends and Distributions:
Net Investment Income:
I Class Shares	—	(189,940)
Net Realized Gains:
I Class Shares	(14,547,870)	(6,510,908)
Investor Class Shares	(72,487)	(28,250)

Total Dividends and Distributions	(14,620,357)	(6,729,098)

Capital Share Transactions:
I Class Shares:
Issued	265,690	25,605,527
Reinvestment of Dividends	12,203,353	5,636,096
Redeemed	(4,021,781)	(27,231,188)

Increase in I Class Capital Share Transactions	8,447,262	4,010,435

Investor Class Shares:
Issued	6,508	99,005
Reinvestment of Dividends	72,479	28,246
Redeemed	—	(60,951)

Increase in Investor Class Capital Share Transactions	78,987	66,300

Net Increase in Net Assets from Capital Share Transactions	8,526,249	4,076,735

Total Increase in Net Assets	4,862,627	3,160,068

Net Assets:
Beginning of Period	132,308,679	129,148,611

End of Period	$137,171,306	$132,308,679

Undistributed (Distributions in Excess of) Net Investment (Loss)	$(953,984)	$(601,786)

Shares Issued and Redeemed:
I Class Shares:
Issued	22,326	2,056,698
Reinvestment of Dividends	1,070,470	466,283
Redeemed	(339,958)	(2,307,229)

Total I Class Shares Transactions	752,838	215,752

Investor Class Shares:
Issued	527	8,069
Reinvestment of Dividends	6,408	2,354
Redeemed	—	(5,048)

Total Investor Class Shares Transactions	6,935	5,375

Net Increase in Shares Outstanding from Share Transactions	759,773	221,127

Amounts designated as “—” are $0 or zero shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

FINANCIAL HIGHLIGHTS
											Selected Per Share Data & Ratios
										For a Share Outstanding Throughout each Period
	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)^	NET REALIZED AND UNRE ALIZED GAIN (LOSS) ON INVES TMENTS	TOTAL FROM INVES TMENT OPER ATIONS	DISTRI BUTIONS FROM INVES TMENT INCOME	DISTRI BUTIONS FROM REALIZED GAINS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPE NSES TO AVERAGE NET ASSETS		RATIO OF EXPEN SES TO AVERAGE NET ASSETS (EXCLUDING WAIV ERS & REIM BURSED FEES)		RATIO OF NET INVES TMENT LOSS TO AVE RAGE NET ASSETS	PORT FOLIO TUR NOVER RATE
I Class Shares†
2015^^	$12.46	$(0.03)	$1.01	$0.98	$—	$(1.38)	$12.06	8.54%		$136,465	1.42	%*(1)	1.29	%*	(0.53)%*	19	%**
2014	12.42	(0.06)	0.72	0.66	(0.02)	(0.60)	12.46	5.47		131,663	1.42	(1)	1.28		(0.48)	75
2013	9.87	(0.02)	3.07	3.05	(0.02)	(0.48)	12.42	32.63		128,570	1.42		1.42		(0.14)	50
2012	9.06	(0.04)	1.07	1.03	—	(0.22)	9.87	11.74	††	75,367	1.42		1.81		(0.39)	52
2011	10.00	(0.04)	(0.90)	(0.94)	—	—	9.06	(9.40	)††	725	1.49		41.19	*	(0.75)*	37	**
Investor Class Shares†
2015^^	$12.38	$(0.05)	$1.00	$0.95	$—	$(1.38)	$11.95	8.34%		$706	1.67	%*(1)	1.54	%*	(0.78)%*	19	%**
2014	12.36	(0.09)	0.71	0.62	—	(0.60)	12.38	5.28		646	1.67	(1)	1.53		(0.74)	75
2013	9.82	(0.05)	3.08	3.03	(0.01)	(0.48)	12.36	32.38		579	1.67		1.67		(0.44)	50
2012	9.05	(0.06)	1.05	0.99	—	(0.22)	9.82	11.30	††	223	1.67		5.96		(0.64)	52
2011	10.00	(0.05)	(0.90)	(0.95)	—	—	9.05	(9.50	)††	101	1.74		41.59	*	(1.00)*	37	**

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
^^	For the six months ended April 30, 2015 (unaudited).
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period.
*	Annualized
**	Not Annualized
(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts Designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the AlphaOne Micro Cap Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six months ended April 30, 2015, there were no redemption fees retained.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $72,959 for these services.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

The Fund has adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2015, the Fund earned credits of $10, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the Fund’s average daily net assets until March 1, 2016. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund’s net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of April 30, 2015, pursuant to the above, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in effect at the time the expenses were waived, to the Adviser was $45,386, expiring in 2016. During the six months ended April 30, 2015, the Adviser recaptured $86,133 of the previously waived and reimbursed fees.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2015, were as follows:

Purchases	Sales and Maturities
$24,353,143	$33,223,970

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2014 and 2013 was as follows:

	Ordinary Income	Long Term Capital Gain	Total
2014	$1,020,079	$5,709,019	$6,729,098
2013	188,416	3,632,031	3,820,447

For tax purposes, short-term gains are considered ordinary income.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Net Unrealized Appreciation	Total Distributable Earnings
$14,620,343	$(601,786)	$16,526,492	$30,545,049

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$120,929,922	$23,799,176	$(2,823,216)	$20,975,960

8. Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Tri-Party Repurchase Agreement. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Fund may use the collateral received to offset the position on loan not returned by the borrower. As of April 30, 2015, the value of the securities on loan was $3,490,070.

The following is a summary of securities lending agreements held by the Fund which would be subject to offset as of April 30, 2015:

Securities Loaned at Value	Cash Collateral Received	Net Amount
$3,490,070	$3,300,000	$ (190,070)

9. Recent Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Other:

At April 30, 2015, 89% of Investor Class Shares outstanding were held by four shareholders and 31% of I Class Shares outstanding were held by two shareholders on record owning 10% or greater of the aggregate total shares outstanding. 43% of Investor Class Shares outstanding were held by an affiliate of the Investment Adviser.

12. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne Micro Cap Equity Fund, I Class Shares	$1,000.00	$1,085.40	1.42%	$7.39
AlphaOne Micro Cap Equity Fund, Investor Class Shares	1,000.00	1,017.75	1.67%	7.00

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, I Class Shares	$1,000.00	$1,083.40	1.42%	$8.63
AlphaOne Micro Cap Equity Fund, Investor Class Shares	1,000.00	1,016.51	1.67%	8.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 10, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2015

information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-SA-003-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015